OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Other Current Assets
Other current assets consist of the following:

	As of December 31,
	2017	2016
Tax authorities receivables	$9,144	$9,620
Deferred tax asset (see Note 19)	--	7,158
Prepaid expenses	11,634	6,610
TJT acquisition related receivable (see Note 3)	--	5,000
Others	738	1,653
	$21,516	$30,041